LOANS (Details Narrative) - USD ($)		12 Months Ended
	Oct. 03, 2019	Jun. 30, 2023	Jun. 30, 2022	Nov. 30, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loans payable		$ 65,280
Debt instrument face amount		168,200	1,000
Gain on extinguishment of debt		25,969	(17,503)
Interest payable current and non current		$ 16,632	8,000
Crown Bridge Partners, LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt instrument interest rate stated percentage		15.00%
Debt instrument face amount		$ 65,280
Interest payable current and non current		$ 35,722
Securities Purchase Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt instrument interest rate stated percentage		18.00%
Interest payable current and non current		$ 22,749
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Convertible debt	$ 65,280
Maturity date	Oct. 03, 2020
Debt instrument interest rate stated percentage	15.00%
Debt instrument face amount		65,280	65,280	$ 9,600
Gain on extinguishment of debt	$ 43,520	43,520
Interest payable current and non current		35,722	25,930
Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loans payable		49,314	51,171
Directors and Officer [Member] | Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loans payable		$ 49,314	$ 51,171